Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Nov. 26, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Nov. 30, 2018
Dreyfus Inflation Adjusted Securities Fund | Investor Shares
Prospectus:
Trading Symbol	DIAVX
Dreyfus Inflation Adjusted Securities Fund | Class I
Prospectus:
Trading Symbol	DIASX
Dreyfus Inflation Adjusted Securities Fund | Class Y
Prospectus:
Trading Symbol	DAIYX
Class D Prospectus | Dreyfus Short-Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
Class P Prospectus | Dreyfus Short-Term Income Fund | Class P
Prospectus:
Trading Symbol	DSHPX